Artisan Sustainable Emerging Markets Fund Expense Example - Artisan Sustainable Emerging Markets Fund - ETF Shares	Nov. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,115
Expense Example, with Redemption, 10 Years	$ 2,544